UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08390

Cash Management Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Maureen A. Gemma The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1. Reports to Stockholders

Cash Management Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 2.7%
Principal Amount (000's omitted)	Security	Value
$1,000	CARAT, Series 2007-3, Class A1, 5.264%, 9/15/08(1)	$1,000,246
6,757	CARAT, Series 2008-1, Class A1, 3.386%, 2/17/09(1)	6,756,954
6,500	CNH Equipment Trust, Series 2008-A, Class A1, 2.753%, 5/11/09	6,500,000
5,036	DCAT, Series 2008-A, Class A1, 3.152%, 3/9/09(1)	5,036,000
1,816	FORDO, Series 2007-B, Class A1, 5.292%, 10/15/08(1)	1,815,753
15,000	FORDO, Series 2008-B, Class A1, 2.766%, 5/15/09(1)	15,000,000
13,700	JDOT, Series 2008-A, Class A1, 2.741%, 5/8/09	13,700,000
3,717	TAROT, Series 2007-B, Class A1, 5.068%, 12/12/08	3,717,349
Total Asset Backed Securities (amortized cost $53,526,302)		$53,526,302
Certificates of Deposit — 9.2%
Principal Amount (000's omitted)	Security	Value
$10,000	Abbey National Treasury Services PLC, 2.958%, 2/13/09(2)	$10,000,000
21,000	Bank of Ireland, CT, 3.05%, 3/3/09(2)	21,000,000
17,000	Barclays Bank PLC, NY, 3.168%, 3/12/09(2)	17,000,000
35,000	Royal Bank of Canada, NY, 2.71%, 6/30/08	34,998,861
8,000	Royal Bank of Canada, NY, 2.90%, 6/9/08	8,001,499
5,000	Royal Bank of Canada, NY, 5.29%, 2/2/09	5,083,328
38,000	Royal Bank of Scotland, NY, 2.761%, 7/11/08(2)	38,000,000
50,000	Societe Generale, NY, 3.00%, 7/7/08(2)	50,000,000
Total Certificates of Deposit (amortized cost $184,083,688)		$184,083,688
Commercial Paper — 66.2%
Principal Amount (000's omitted)	Security	Value
Automotive — 1.8%
$20,000	Toyota Motor Credit Co., 2.40%, 6/30/08	$19,920,000
15,296	Toyota Motor Credit Co., 2.60%, 6/9/08	15,252,916
		$35,172,916
Banks and Money Services — 56.5%
$25,000	AIG Funding, Inc., 2.85%, 5/30/08	$24,942,604
15,000	American Express Credit Corp., 2.56%, 6/16/08	14,950,933
25,000	American Express Credit Corp., 2.65%, 5/30/08	24,946,632
20,000	American Express Credit Corp., 2.68%, 5/30/08	19,956,822

Principal Amount (000's omitted)	Security	Value
Banks and Money Services (continued)
$20,000	American Express Credit Corp., 2.80%, 6/9/08	$19,939,334
20,000	American General Finance Corp., 2.69%, 5/30/08	19,956,661
25,000	American General Finance Corp., ECN, 3.05%, 5/14/08(3)	24,972,465
20,000	American General Finance Corp., ECN, 3.10%, 5/28/08(3)	19,953,500
13,000	Australia and New Zealand Banking Group, Ltd., 2.72%, 6/2/08(3)	12,968,569
13,000	Australia and New Zealand Banking Group, Ltd., 2.85%, 6/2/08(3)	12,967,067
13,500	BankAmerica Corp., 2.80%, 7/1/08	13,435,950
17,000	Barclays U.S. Funding, LLC, 2.78%, 7/16/08	16,900,229
25,000	Barclays U.S. Funding, LLC, 3.025%, 5/27/08	24,945,382
15,000	Barton Capital Corp., LLC, 2.73%, 6/13/08(3)	14,951,087
17,120	Barton Capital Corp., LLC, 2.84%, 5/7/08(3)	17,111,897
9,433	Barton Capital Corp., LLC, 2.90%, 5/6/08(3)	9,429,201
25,000	BNP Paribas Finance, Inc., 2.668%, 5/30/08	24,946,269
22,100	CAFCO, LLC, 2.75%, 5/21/08(3)	22,066,236
10,000	CAFCO, LLC, 2.80%, 6/18/08(3)	9,962,667
6,450	CAFCO, LLC, 2.82%, 5/7/08(3)	6,446,968
11,230	CAFCO, LLC, 3.02%, 5/27/08(3)	11,205,506
12,400	CAFCO, LLC, 3.08%, 5/16/08(3)	12,384,087
14,000	CBA (DE) Finance, Inc., 2.71%, 7/7/08	13,929,389
6,100	CBA (DE) Finance, Inc., 3.08%, 5/1/08	6,100,000
15,000	CIESCO, LLC, 2.92%, 7/23/08(3)	14,899,017
20,000	CIESCO, LLC, 3.08%, 5/13/08(3)	19,979,467
11,500	CIESCO, LLC, 3.10%, 6/11/08(3)	11,459,399
12,000	CRC Funding, LLC, 2.73%, 7/9/08(3)	11,937,210
10,000	CRC Funding, LLC, 2.80%, 6/13/08(3)	9,966,556
9,650	CRC Funding, LLC, 3.02%, 5/20/08(3)	9,634,619
9,150	CRC Funding, LLC, 3.03%, 5/16/08(3)	9,138,448
4,000	CRC Funding, LLC, 3.12%, 5/28/08(3)	3,990,640
15,000	Fortis Funding, LLC, 3.00%, 5/15/08(3)	14,982,500
17,000	Fortis Funding, LLC, 3.05%, 5/27/08(3)	16,962,553
20,000	Gannett Co., Inc., 3.35%, 7/11/08(3)	19,867,861
25,000	Governor & Co. of the Bank of Ireland (The), 2.77%, 5/13/08(3)	24,976,916
20,000	Governor & Co. of the Bank of Ireland (The), 2.77%, 6/18/08(3)	19,926,133
20,000	Governor & Co. of the Bank of Ireland (The), 2.78%, 7/3/08(3)	19,902,700
20,000	HSBC Finance Corp., 2.55%, 7/14/08	19,895,167
11,782	ING (US) Funding, LLC, 2.65%, 6/9/08	11,748,176
10,000	ING (US) Funding, LLC, 2.83%, 7/22/08	9,935,539
15,000	ING (US) Funding, LLC, 3.04%, 5/7/08	14,992,400
9,500	Kitty Hawk Funding Corp., 2.86%, 7/25/08(3)	9,435,849

See notes to financial statements

Cash Management Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Banks and Money Services (continued)
$16,500	Kitty Hawk Funding Corp., 2.88%, 5/19/08(3)	$16,476,240
6,000	Lehman Brothers Holdings, Inc., 3.05%, 10/9/08	5,918,158
18,000	Lehman Brothers Holdings, Inc., 4.025%, 6/20/08	17,899,375
17,520	Lehman Brothers Holdings, Inc., 4.26%, 6/11/08	17,434,999
19,400	Lehman Brothers Holdings, Inc., 4.34%, 5/12/08	19,374,274
17,000	Macquarie Bank Ltd., 3.268%, 4/21/09(2)	17,000,000
21,600	Macquire Bank Ltd., 4.59%, 5/8/08(3)	21,580,722
12,000	Morgan Stanley, 4.62%, 6/27/08	11,912,220
12,000	Morgan Stanley, 4.63%, 6/16/08	11,929,006
15,000	Morgan Stanley, 5.05%, 5/23/08	14,953,709
7,500	National Australia Funding, 2.70%, 5/28/08	7,484,812
17,500	Old Line Funding Corp., LLC, 2.75%, 6/20/08(3)	17,433,160
15,000	Old Line Funding Corp., LLC, 2.75%, 7/2/08(3)	14,928,958
15,001	Old Line Funding Corp., LLC, 2.80%, 5/16/08(3)	14,983,499
20,000	Old Line Funding Corp., LLC, 2.80%, 5/30/08(3)	19,954,889
23,000	Prudential Funding Corp., 2.40%, 6/5/08	22,946,333
15,000	Ranger Funding Co., LLC, 2.72%, 6/19/08(3)	14,944,467
10,000	Ranger Funding Co., LLC, 2.75%, 5/2/08(3)	9,999,236
16,000	Ranger Funding Co., LLC, 2.88%, 5/20/08(3)	15,975,680
5,000	Royal Bank of Canada, 2.885%, 6/4/08	4,986,376
19,650	Royal Bank of Scotland, 2.72%, 5/6/08	19,642,577
14,500	Royal Bank of Scotland, 2.75%, 5/21/08	14,477,847
11,000	Royal Bank of Scotland, 3.06%, 5/12/08	10,989,715
6,661	Royal Bank of Scotland, 3.08%, 5/6/08	6,658,151
19,000	Sheffield Receivables Corp., 2.80%, 5/20/08(3)	18,971,922
10,000	Societe Generale North America, Inc., 2.75%, 5/30/08	9,977,847
12,000	Societe Generale North America, Inc., 3.08%, 6/2/08	11,967,147
10,000	Societe Generale North America, Inc., 4.34%, 5/8/08	9,991,562
14,272	UBS Finance Delaware, LLC, 2.87%, 6/2/08	14,235,591
12,000	Unilever Capital Corp., 2.87%, 11/25/08(3)	11,801,013
15,000	Yorktown Capital, LLC, 2.685%, 7/24/08(3)	14,906,025
14,000	Yorktown Capital, LLC, 2.85%, 7/25/08(3)	13,905,792
13,587	Yorktown Capital, LLC, 2.88%, 6/4/08(3)	13,550,043
		$1,142,191,950
Beverages — 1.7%
$33,643	Pepsi Bottling Group, Inc., 2.32%, 5/1/08(3)	$33,643,000
		$33,643,000
Electrical and Electronic Equipment — 2.8%
$25,000	General Electric Capital Corp., 2.45%, 6/25/08	$24,906,424
20,000	General Electric Capital Corp., 2.51%, 7/15/08	19,895,417
10,000	Tyco Electronics Group SA, 3.12%, 5/16/08(3)	9,987,000
		$54,788,841

Principal Amount (000's omitted)	Security	Value
Insurance — 2.0%
$25,000	Prudential Financial, Inc., 2.78%, 6/16/08(3)	$24,911,195
16,000	Prudential Financial, Inc., 2.92%, 7/28/08(3)	15,885,796
		$40,796,991
Oil and Gas-Equipment and Services — 0.5%
$10,000	XTO Energy, Inc., 3.01%, 6/11/08(3)	$9,965,719
		$9,965,719
Total Commercial Paper (amortized cost $1,316,559,417)		$1,316,559,417
Corporate Bonds & Notes — 20.3%
Principal Amount (000's omitted)	Security	Value
Banks and Money Services — 17.8%
$14,000	American Express Centurion Bank, 2.966%, 9/17/08(2)	$13,993,039
14,000	American General Finance Corp., MTN, 3.014%, 9/18/08(2)	13,986,442
21,000	American Honda Finance Corp., MTN, 2.894%, 3/18/09(1)(2)	21,000,000
7,250	Australia and New Zealand Banking Group, Ltd., 3.351%, 5/1/09(1)(2)	7,250,000
17,250	BankAmerica Corp., 3.208%, 4/3/09(2)	17,250,000
5,000	Caterpillar Financial Services Corp., MTN, 4.50%, 9/1/08	5,022,983
25,000	Citigroup Funding, Inc., MTN, 3.597%, 5/8/09(2)	24,996,214
7,400	Commonwealth Bank of Australia, 2.884%, 2/3/09(1)(2)	7,400,000
10,000	Countrywide Home Loan, MTN, 3.25%, 5/21/08	9,987,772
20,000	Credit Agricole SA/London, 2.569%, 10/21/08(1)(2)	20,000,000
23,000	Fortis Bank, NY, 2.788%, 11/19/08(1)(2)	23,000,000
8,317	Household Finance Corp., 4.125%, 12/15/08	8,264,092
2,720	HSBC Finance Corp., 4.75%, 5/15/09	2,744,185
6,527	HSBC Finance Corp., 5.875%, 2/1/09	6,630,876
17,000	IBM Corp., 2.66%, 9/2/08(1)(2)	16,989,002
18,500	ING Bank NV, 3.282%, 3/26/09(1)(2)	18,500,000
13,500	John Deere Capital Corp., MTN, 2.779%, 9/25/08(2)	13,500,000
25,000	Merrill Lynch & Co., 2.892%, 1/16/09(2)	25,000,000
9,500	Merrill Lynch & Co., MTN, 3.125%, 7/15/08	9,454,835
14,100	Morgan Stanley, 3.875%, 1/15/09	14,121,341
15,000	National Australia Bank Ltd., 3.218%, 4/6/09(1)(2)	15,000,000
25,000	Rabobank Nederland, 2.89%, 4/30/09(1)(2)	25,000,000
20,000	Totta Ireland PLC, 2.751%, 11/6/08(1)(2)	20,000,000
14,800	Unilever Capital Corp., 2.708%, 12/11/08(1)(2)	14,800,000
		$353,890,781

See notes to financial statements

Cash Management Portfolio as of April 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Principal Amount (000's omitted)	Security	Value
Household Products — 0.4%
$8,600	Procter & Gamble International Co., 3.14%, 2/19/09(2)	$8,600,000
		$8,600,000
Insurance — 2.1%
$21,350	MetLife Global Funding I, 2.96%, 5/8/09(1)(2)	$21,350,000
20,000	Prudential Financial, Inc., MTN, 3.308%, 9/4/08(2)	20,000,000
		$41,350,000
Total Corporate Bonds & Notes (amortized cost $403,840,781)		$403,840,781
Time Deposits — 1.4%
Principal Amount (000's omitted)	Security	Value
$28,014	BNP Paribas, 2.438%, 5/1/08	$28,014,000
Total Time Deposits (amortized cost $28,014,000)		$28,014,000
Total Investments — 99.8% (amortized cost $1,986,024,188)(4)		$1,986,024,188
Other Assets, Less Liabilities — 0.2%		$4,831,405
Net Assets — 100.0%		$1,990,855,593

CARAT - Capital Auto Receivables Asset Trust

DCAT - DaimlerChrysler Auto Trust

ECN - Extendible Commercial Note

FORDO - Ford Credit Auto Owner Trust

JDOT - John Deere Owner Trust

MTN - Medium-Term Note

TAROT - Triad Auto Receivables Owner Trust

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate value of the securities is $239,897,955 or 12.0% of the Portfolio's net assets.

(2)  Variable rate obligation. The stated interest rate represents the rate in effect at April 30, 2008.

(3)  A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(4)  Cost for federal income taxes is the same.

See notes to financial statements

Cash Management Portfolio as of April 30, 2008

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2008

Assets
Investments, at amortized cost	$1,986,024,188
Cash	806
Interest receivable	6,055,574
Total assets	$1,992,080,568
Liabilities
Payable to affiliate for investment adviser fee	$968,520
Payable to affiliate for Trustees' fees	267
Accrued expenses	256,188
Total liabilities	$1,224,975
Net Assets applicable to investors' interest in Portfolio	$1,990,855,593
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,990,855,593
Total	$1,990,855,593

Statement of Operations

Investment Income	Six Months Ended April 30, 2008
Interest	$48,904,600
Total investment income	$48,904,600
Expenses
Investment adviser fee	$5,470,518
Trustees' fees and expenses	13,367
Custodian fee	332,814
Legal and accounting services	42,584
Miscellaneous	56,419
Total expenses	$5,915,702
Deduct — Reduction of custodian fee	$5
Total expense reductions	$5
Net expenses	$5,915,697
Net investment income	$42,988,903
Realized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$176,905
Net realized gain	$176,905
Net increase in net assets from operations	$43,165,808

See notes to financial statements

Cash Management Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2008 (Unaudited)	Period Ended October 31, 2007(1)	Year Ended December 31, 2006
From operations — Net investment income	$42,988,903	$86,990,719	$12,890,290
Net realized gain (loss) from investment transactions, payments by affiliate and the disposal of investments which did not meet the Portfolio's investment guidelines	176,905	(196)	(2,730)
Net increase in net assets from operations	$43,165,808	$86,990,523	$12,887,560
Capital transactions — Contributions	$14,786,373,872	$24,122,874,395	$3,903,906,779
Withdrawals	(14,540,278,346)	(23,798,494,086)	(2,773,384,656)
Net increase in net assets from capital transactions	$246,095,526	$324,380,309	$1,130,522,123
Net increase in net assets	$289,261,334	$411,370,832	$1,143,409,683
Net Assets
At beginning of period	$1,701,594,259	$1,290,223,427	$146,813,744
At end of period	$1,990,855,593	$1,701,594,259	$1,290,223,427

(1)  For the ten months ended October 31, 2007.

See notes to financial statements

Cash Management Portfolio as of April 30, 2008

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2008		Period Ended		Year Ended December 31,
	(Unaudited)		October 31, 2007(1)		2006		2005		2004	2003	2002
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.52	%(3)	0.51	%(3)	0.54%		0.60%		0.59%	0.57%	0.58%
Net investment income	3.81	%(3)	4.88	%(3)	4.67%		2.63%		0.78%	0.59%	1.22%
Total Return	1.93	%(5)	4.14	%(5)	4.60	%(4)	2.67	%(4)	0.78%	0.60%	1.22%

(1)  For the ten months ended October 31, 2007. The Portfolio changed its fiscal year-end from December 31 to October 31.

(2)  Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)  Annualized.

(4)  During the years ended December 31, 2006 and December 31, 2005, the investment adviser reimbursed the Portfolio for net losses realized on the disposal of investments which did not meet the Portfolio's investment guidelines. The reimbursement had no effect on total return for the years ended December 31, 2006 and December 31, 2005.

(5)  Not annualized.

See notes to financial statements

Cash Management Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio's objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2008, Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund held an interest of 15.3% and 5.8%, respectively, in the Portfolio. The Portfolio is also available to other portfolios and funds managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM) and its affiliates for short-term investment purposes. At April 30, 2008, other portfolios and funds managed by BMR and EVM and its affiliates held interests totaling 78.9% of the Portfolio's net assets, of which Eaton Vance Tax-Managed Global Diversified Equity Income Fund held a greater than 10% interest (19.5%).

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2008, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio's federal tax returns filed in the 3-year period ended October 31, 2007 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

Cash Management Portfolio as of April 30, 2008

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Interim Financial Statements — The interim financial statements relating to April 30, 2008 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement, as amended by a fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio's average daily net assets up to $1 billion, 0.475% from $1 billion up to $2 billion, and at reduced rates as net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2008, the adviser fee was 0.49% (annualized) of the Portfolio's average daily net assets and amounted to $5,470,518.

Except for Trustees of the Portfolio who are not members of EVM's or BMR's organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, including maturities and paydowns, for the six months ended April 30, 2008 were as follows:

Purchases
Investments (non-U.S. Government)	$25,376,268,716
U.S. Government and Agency Securities	—
$25,376,268,716
Sales
Investments (non-U.S. Government)	$24,987,020,593
U.S. Government and Agency Securities	25,000,000
$25,012,020,593

4  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $200 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.07% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2008.

5  Recently Issued Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (FAS 157), "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. As of April 30, 2008 , management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements on changes in net assets for the period.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees"), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Copies of or descriptions of each adviser's proxy voting policies and procedures;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of the Cash Management Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Cash Management Fund and the Eaton Vance Money Market Fund (the "Funds") invest, with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board also considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board specifically noted the Adviser's experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. Each Fund is maintained by the Adviser primarily as an administrative convenience for shareholders of other Eaton Vance Funds and is not actively marketed to the public as a stand-alone investment product.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2007 for each Fund. The Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and each Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees and each Fund's total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and each Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Funds to continue to share such benefits equitably.

Eaton Vance Money Market Funds

OFFICERS AND TRUSTEES

Eaton Vance Mutual Funds Trust

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Michael R. Mach
Vice President
Robert B. MacIntosh
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

Eaton Vance Money Market Funds

OFFICERS AND TRUSTEES CONT'D

Cash Management Portfolio

Officers Duke E. Laflamme President Thomas H. Luster Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Norton H. Reamer Heidi L. Steiger Lynn A. Stout

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Portfolio Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
State Street Bank and Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Mutual Funds Trust
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. The Funds' current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

131-6/08  MMSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms). Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	June 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	June 12, 2008

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President

Date:	June 12, 2008